Note 5 - Stockholders' Equity (10-K) (Details Textual) - USD ($)				1 Months Ended			2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 02, 2023	May 27, 2022	Jan. 19, 2022	Mar. 31, 2024	Feb. 29, 2024	Aug. 31, 2022	Jul. 31, 2022	Mar. 31, 2024	Dec. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2020
Proceeds from Warrant Exercises										$ 4,062,442	$ 7,626,134
Class of Warrant or Right, Outstanding				1,826,247				1,826,247		2,103,813
Stock Issued During Period, Shares, Warrant Exercise (in shares)				136,000	133,032			269,032
Stock Issued During Period, Shares, Issued for Services (in shares)								6,703		24,021	9,567
Common Stock, Capital Shares Reserved for Future Issuance										2,438,423
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent										110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period										10 years
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance				333,648				333,648		334,609
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		738,080	157,333
Class of Warrant or Right, Exercised		132,020					606,060
Common Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			204,499
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 48.9
Preferred Investment Options [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		808,081
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 24.75
Class of Warrant or Right, Exercised						308,081
Proceeds from Warrant Exercises						$ 7,626,000
January 2022 and May 2022 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	704,499								704,499
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.21								$ 6.21	$ 6.21
Class of Warrant or Right, Outstanding	1,408,998								1,408,998	1,408,998
Stock Issued During Period, Shares, Warrant Exercise (in shares)									197,467
December 2023 Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.21								$ 6.21	$ (0)
Class of Warrant or Right, Outstanding	507,032								507,032	507,032
December 2023 Warrant Exercise Inducement [Member]
Proceeds from Warrant Exercises	$ 4,100,000
Unit Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 6.21		$ 24.75
Private Placement [Member]
Stock Issued During Period, Shares, New Issues		70,000	47,166
Proceeds from Issuance or Sale of Equity		$ 18,500,000	$ 9,200,000